Trade and other payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 402	$ 539
Derivatives	1,049	0
Total non-current other payables	1,451	539	[1]
Trade payables	16,266	19,274
Accrued expenses	42,524	22,518
Accrued payroll	5,595	3,596
Dividends payable	146	160
Accrued interest	10,833	1,762
Deferred income	7,754	10,020
Other payables	4,107	4,025
Total current trade and other payables	$ 87,225	$ 61,355	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.